DISCONTINUED OPERATIONS - ADDITIONAL INFORMATION (DETAILS) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	May 31, 2012
Cash Received for the sale of Snacks Business sold to Kellogg Company		$ 2.7
After-tax gain on the transaction, which is included in net earnings from discontinued operations	$ 1.4